Consolidated Statements of Cash Flows - EUR (€)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Profit for the year		€ 235,878,000	€ 149,217,000	€ (17,950,000)
Add back:
Income tax expense		(9,970,000)	429,000	333,000
Loss on disposal of assets		2,184,000	88,000	203,000
Gain on derivative contracts		(15,830,000)	0	0
Depreciation of property, plant and equipment		3,155,000	2,206,000	1,358,000
Bad debt		2,608,000	0	0
Waiver of loans		(2,339,000)	0	0
Gain on bargain purchase		(16,349,000)	(34,995,000)	(45,331,000)
Amortization of right-of-use assets		2,841,000	2,010,000	1,703,000
Amortization of intangible assets		77,564,000	51,191,000	27,399,000
Increase in provisions		3,425,000	5,200,000	17,519,000
Finance income		(1,312,000)	(257,000)	(158,000)
Finance expense		5,861,000	10,991,000	7,735,000
Unrealized foreign currency gain		101,000	(2,036,000)	(130,000)
Changes in working capital:
Increase in trade and other receivables		(19,192,000)	(30,940,000)	(204,000)
(Decrease)/increase in trade and other payables		(36,970,000)	8,679,000	15,215,000
Increase/(decrease) in customer liabilities		6,251,000	5,304,000	(932,000)
Change in restricted cash		(7,336,000)	2,814,000	(2,238,000)
Decrease in provisions		(706,000)	(13,666,000)	(340,000)
Cash from operating activities		229,864,000	156,235,000	4,182,000
Corporation tax rebates received		12,718,000	0	0
Corporation tax paid		(32,729,000)	(4,910,000)	(591,000)
Net cash flows from operating activities		209,853,000	151,325,000	3,591,000
Cash flows from investing activities
Cash received in interest		981,000	257,000	158,000
Acquisition of intangible assets		(23,606,000)	(10,142,000)	(50,000)
Acquisition of property, plant and equipment		(3,147,000)	(1,973,000)	(3,349,000)
Acquisition of businesses, net of cash acquired		19,813,000	29,835,000	37,155,000
Cash used in financial assets		(1,686,000)	0	0
Restricted cash guarantee		(40,795,000)	0	0
Receipts from loans receivable		37,183,000	0	15,742,000
Issuance of Related Party Loans Receivable		(640,000)	0	0
Issuance of loans receivable		(570,000)	(23,863,000)	0
Proceeds from/(cash used) in regulatory deposits		(5,693,000)	48,000	(19,000)
Net cash flows from/(used in) from investing activities		(18,160,000)	(5,838,000)	49,637,000
Cash flows from/(used in) financing activities
Shares repurchased		(10,731,000)	0	0
Proceeds from shares issued net of transaction costs		3,072,000	6,221,000	0
Proceeds from interest-bearing loans and borrowings		0	7,142,000	14,610,000
Cash paid for deferred consideration		(4,050,000)	(66,027,000)	(20,284,000)
Repayment of interest-bearing loans and borrowings		(24,641,000)	(15,779,000)	0
Repayment of lease liabilities - interest		(532,000)	(707,000)	(484,000)
Repayment of lease liabilities - principal		(2,881,000)	(1,938,000)	(1,731,000)
Dividends paid		0	(10,000,000)	0
Net cash flows used in financing activities		(39,763,000)	(81,088,000)	(7,889,000)
Increase in cash and cash equivalents		151,930,000	64,399,000	45,339,000
Cash and cash equivalents at beginning of the year		138,540,000	74,365,000	26,679,000
Effects of exchange rate fluctuations on cash held		3,328,000	(224,000)	2,347,000
Cash and cash equivalents at end of the year	€ 293,798,000	293,798,000	€ 138,540,000	€ 74,365,000
Super Group (SGHC) Limited
Cash flows from operating activities
Profit for the year	(1,427,997)
Changes in working capital:
Increase in loans and borrowings from related party	665,745
Increase in trade and other receivables	(47,128)
(Decrease)/increase in trade and other payables	910,250
Net cash flows from operating activities	100,870
Cash flows from investing activities
Acquisition of intangible assets	(10,521)
Net cash flows from/(used in) from investing activities	(10,521)
Cash flows from/(used in) financing activities
Prepaid transaction costs	(92,611,000)
Net cash flows used in financing activities	(92,611)
Increase in cash and cash equivalents	(2,262)
Cash and cash equivalents at beginning of the year	0
Cash and cash equivalents at end of the year	€ (2,262)	€ (2,262)